Investment Strategy	Dec. 31, 2025
Virtus Westchester Credit Event Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the fund will invest principally in fixed income investments and other investments related to specific events or catalysts that the subadviser expects will cause material credit events or similar situations (referred to as “credit event opportunities”), such as capital structure arbitrage, mergers and acquisitions, spin-offs, credit restructurings, IPOs of debt, re-financings, debt maturities, asset monetizations, and other restructurings. The fund may also invest in securities of late-stage distressed issuers, issuers involved in pre- and post-bankruptcy proceedings, special purpose acquisition companies, and similar investment opportunities. The fund seeks to make investments that the subadviser believes will appreciate in value or in certain instances, like with respect to debt securities, will result in the right to repayment being satisfied before the stated maturity date due to, among other things, completed transactions, re-capitalizations, debt retirement, and restructurings. In making investment decisions, the subadviser may also consider the income that can be earned on an investment until the time a credit event opportunity is expected to be realized.

In implementing the fund’s principal investment strategies, the fund may invest in a wide variety of investments, such as bonds and other debt securities of any kind (including, among others, corporate debt obligations, including defaulted securities and obligations of distressed issuers), loans, preferred stock and other preferred securities, convertible bonds, high-yield securities, structured credit securities, initial public offerings, closed-end funds and other pooled investment vehicles, credit default swaps, equity linked notes and derivative instruments of any kind, including options, swaps and structured notes, and other similar securities.

The fund also may invest in leveraged loans. Leveraged loans include loans extended to an entity that already has considerable amounts of debt (or will after the borrowing). Leveraged loans may be issued in connection with leveraged buyout transactions and may involve limited or no covenant protections for the benefit of those who the borrower is obligated to repay at maturity, such as the fund.

The subadviser seeks to invest in attractive credit-event related opportunities of any kind. Accordingly, the fund may invest in foreign issuers and securities without limit. Also, the fund may invest in debt instruments of any duration or credit quality, including high yield debt (commonly referred to as “junk” bonds), distressed debt and defaulted debt. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality investments. While there are no limits on the fund’s weighted average duration, the subadviser generally will target a portfolio with a short to medium term effective duration of less than 7 years.

When the subadviser believes there are sufficient attractive investment opportunities, the subadviser may make investments that involve the use of investment leverage. The fund may use derivative instruments, short sale positions, repurchase agreements, reverse repurchase agreements, credit facilities and other means to create investment exposure or leverage and the fund’s total notional (that is, investment) exposure may exceed its net assets significantly.

Among the investment strategies the subadviser may use on behalf of the fund are the following strategies. The fund may use some, none or all of these strategies at any one time, and there is no limit on the percentage of the fund’s assets that may be invested in any single type of strategy or investment.

▪ Special Situations Strategy: The fund may invest in the securities of issuers based upon the expectation of the subadviser that the price of such securities may change in the short term due to a special situation, such as spinoffs and split-offs, re-capitalization, credit rating upgrade, debt repayment, the outcome of litigation or other dispute, a positive earnings report, legislative or regulatory changes or other catalyst-driven event. The fund may seek to profit from special situations by employing one or more arbitrage sub-strategies, including, but not limited to, capital structure arbitrage and convertible arbitrage, or the fund may seek to use such strategies independently.

▪ Capital Structure Arbitrage: Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer. For example, when the subadviser believes that unsecured securities are overvalued in relation to senior secured securities of the same issuer, the fund may purchase senior secured securities of the issuer and take a short position in the unsecured securities of the same issuer. In this example, the trade may be profitable if credit quality spreads widen or if the issuer goes bankrupt and the recovery rate for the senior debt is higher than the expectations implicit in the prices of the securities at the time the fund established its positions.

▪ Convertible Arbitrage: Convertible arbitrage is a strategy that seeks to profit from mispricings between an issuer’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stock when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stock in order to hedge exposure to the issuer of the equity securities. Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities.

▪ Distressed/Restructuring Strategies: The fund may invest in securities, including debt securities, of financially distressed companies and companies undergoing or expected to undergo bankruptcy or other insolvency proceedings. The fund may invest in corporate bonds, privately held loans and other securities or obligations of companies that are highly leveraged, are experiencing financial difficulties or have filed for bankruptcy. The fund may profit from its investments in such issuers if the issuer undergoes a successful restructuring or recapitalization, undertakes asset sales or participates in spin-off transactions. The fund may also purchase securities in anticipation of a company’s recovery or turnaround or the liquidation of all or some of the company’s assets.

▪ Options Strategies: The fund may sell or buy call or put options on its portfolio securities. The fund may also sell or buy options on one or more stocks or bonds or on a basket of stocks or bonds, including those of issuers in the same industry or industry sub-group. The subadviser may determine to sell or purchase securities and sell or buy options on those shares at approximately the same time, although options trades on the fund’s portfolio securities may occur at any time or not at all. The subadviser may utilize option strategies at any time, including in a relatively flat or declining market environment, for hedging or investment purposes. The fund may utilize other options strategies, such as writing options on securities it does not currently own (known as “uncovered” options), buying or selling options when the subadviser believes they may be mispriced or may provide attractive opportunities to earn income, or engaging in risk-reversal transactions. In a risk-reversal transaction, the subadviser may buy put options and sell call options against a long stock position.

▪ Merger-Arbitrage Strategy: The fund may purchase the securities of companies that are involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase. Merger-arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the fund’s potential profit on such an investment. The success of the merger-arbitrage strategy depends on, among other things, the subadviser’s correct evaluation of the outcome of the event-driven opportunity because the subadviser typically seeks to establish one or more investment positions that will benefit from the completion of the merger, takeover or other reorganization. The fund may employ a variety of hedging strategies to seek to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options. (To sell a security short, the fund may borrow the security from a broker or other counterparty and sell it to a third party. The fund is obligated to return the same number of securities it borrowed from the broker back to the broker at a later date to close out the short position, at which point in time those securities may have a value that is greater or lesser than the price at which the short sale was established.)

▪ Investments in SPACs: The fund may invest significantly in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. There is no limit on the portion of the fund that may be invested in SPACs and, at times, the fund has had as much as half or more of its investment exposure to SPACs and may have that amount or more invested in SPACs in the future. Although the fund’s allocation to different investment strategies and investment types changes over time, the fund may continue to have a significant percentage of its assets invested in SPACs.

▪ Other Strategies: In addition to the above principal investment strategies, the fund’s subadviser may invest in other investments or utilize other strategies, including non-credit related event-driven and market neutral strategies. A market neutral strategy is a type of investment strategy that seeks to profit irrespective of whether prices of securities in the market more generally are broadly increasing or decreasing. The performance of a successfully implemented market neutral strategy should have relatively low levels of correlation to the performance of the market overall, though under certain conditions the performance of many asset classes and investment strategies, including market neutral strategies, have become highly correlated with the broader market, and may become so again. The fund may also invest in issuers to capture special dividends or other special distributions. The success of any strategy employed by the fund’s subadviser will largely depend upon, among other things, the subadviser’s skill in evaluating the likelihood of the successful completion of a particular catalyst or a related event. The fund may also invest in other investment companies and exchange-traded funds (“ETFs”), closed-end funds and open-end mutual funds, among others, including pooled investment vehicles sponsored by the Adviser or its affiliate. Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, managing the fund’s cash position, or obtaining credit exposure to other event-driven strategies when the subadviser determines there are insufficient attractive credit-event related investment opportunities.

▪ The fund may use derivative instruments of any kind to seek to take advantage of attractive credit-event related opportunities it identifies. For example, the fund may use derivative instruments, such as credit default swaps, because they represent the most efficient way to gain long or short exposure to one or more identified credit-related investment opportunities, issuers or asset classes. The fund may also invest in derivative instruments, such as interest rate swaps, for hedging, duration management, volatility management and other risk management purposes.

▪ The fund may also loan portfolio securities to earn income.

▪ Although there are no constraints on the number of credit event opportunities to which the fund may have exposure, under normal circumstances the fund expects to have exposure to between 30 to 80 credit event-related opportunities. The fund normally expects to engage in active and frequent trading and expects to have a high rate of portfolio turnover.

Virtus Westchester Event-Driven Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund primarily employs investment strategies designed to capture price movements generated by specific events, including, but not limited to, equity and/or debt securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). Among the investment strategies the subadviser may use on behalf of the fund are the following strategies. The fund may use some, none or all of these strategies at any one time, and there is no limit on the percentage of the fund’s assets that may be invested in any single type of strategy or investment.

▪ Merger-Arbitrage Strategy: The fund may purchase the securities of companies that are involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase. Although a variety of strategies may be employed depending upon the nature of the reorganizations, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the fund’s potential profit on such an investment. The fund may employ a variety of hedging strategies to seek to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options. (To sell a security short, the fund may borrow the security from a broker or other counterparty and sell it to a third party. The fund is obligated to return the same number of securities it borrowed from the broker back to the broker at a later date to close out the short position, at which point in time those securities may have a value that is greater or lesser than the price at which the short sale was established.) The success of the merger-arbitrage strategy depends on, among other things, the subadviser’s correct evaluation of the outcome of the event-driven opportunity because the subadviser typically seeks to establish one or more investment positions that will benefit from the completion of the merger, takeover or other reorganization.

▪ Special Situations Strategy: The fund may invest in the securities of issuers based upon the expectation of the subadviser that the price of such securities may change in the short term due to a special situation, such as a stock buy-back, spinoffs and split-offs, credit rating upgrade, the outcome of litigation or other dispute, a positive earnings report, legislative or regulatory changes or other catalyst-driven event. The fund may seek to profit from special situations by employing one or more arbitrage sub-strategies, including, but not limited to, capital structure arbitrage and convertible arbitrage, or the fund may seek to use such strategies independently.

▪ Capital Structure Arbitrage: Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer. For example, when the subadviser believes that unsecured securities are overvalued in relation to senior secured securities of the same issuer, the fund may purchase senior secured securities of the issuer and take a short position in the unsecured securities of the same issuer. In this example, the trade may be profitable if credit quality spreads widen or if the issuer goes bankrupt and the recovery rate for the senior debt is higher than the expectations implicit in the prices of the securities at the time the fund established its positions. Another example might involve the fund purchasing one class of common stock while selling short a different class of common stock of the same issuer.

▪ Convertible Arbitrage: Convertible arbitrage is a strategy that seeks to profit from mispricings between an issuer’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stock when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stock in order to hedge exposure to the issuer of the equity securities. Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities.

The fund may also invest in other special situations, such as initial public offerings, in privately-placed securities of issuers, including those the subadviser expects to undertake an initial public offering, and other related liquidity events for current shareholders of an issuer. The fund may also invest in issuers to capture special dividends or other distributions.

▪ Distressed/Restructuring Strategies: The fund may invest in securities, including debt securities, of financially distressed companies and companies undergoing or expected to undergo bankruptcy or other insolvency proceedings. The fund may invest in corporate bonds, privately held loans and other securities or obligations of companies that are highly leveraged, are experiencing financial difficulties or have filed for bankruptcy. The fund may profit from its investments in such issuers if the issuer undergoes a successful restructuring or recapitalization, undertakes asset sales or participates in spin-off transactions. The fund may also purchase securities in anticipation of a company’s recovery or turnaround or the liquidation of all or some of the company’s assets.

▪ Option Income Strategies: The fund may sell, or “write,” call options on its portfolio securities. The fund may also write call options on one or more baskets of stocks, such as the S&P 500® Index or an industry sub-group of the S&P 500® Index. The options written by the fund are considered “covered” if the fund owns the stocks or baskets of stocks against which the options are written. The subadviser may determine to purchase shares and sell call options on those shares at approximately the same time, although the sale of options on the fund’s portfolio securities may occur at any time or not at all. The subadviser may utilize the option writing strategy at any time, including in a relatively flat or declining market environment, to earn premium income. The fund may sell call options on substantially all of its portfolio securities.

The fund may utilize other options strategies, such as writing options on securities it does not currently own (known as “uncovered” options), buying or selling options when the subadviser believes they may be mispriced or may provide attractive opportunities to earn income, or engaging in risk-reversal transactions. In a risk-reversal transaction, the subadviser may buy put options and sell call options against a long stock position.

▪ Investments in SPACs: The fund may invest significantly in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. There is no limit on the portion of the fund that may be invested in SPACs and, at times, the fund has had as much as 40% or more of its investment exposure to SPACs and may have that amount or more invested in SPACs in the future. Although the fund’s allocation to different investment strategies and investment types changes over time, the fund may continue to have a significant percentage of its assets invested in SPACs.

▪ Additional Event-Driven Strategies. In addition to the above strategies, the fund’s Adviser may invest in other investments or utilize other strategies. For example, the fund may pursue other event-driven strategies, including investing in companies that may be subject to significant regulatory issues or changes or may be exploring strategic alternatives. The success of those strategies will depend upon, among other things, the Adviser’s skill in evaluating the likelihood of the various potential outcomes and the market’s reaction to those outcomes.

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In implementing the fund’s investment strategies, the fund may invest in a wide variety of investments, such as equity securities of any kind, debt securities of any kind, including, among others, corporate debt obligations (including defaulted securities and obligations of distressed issuers), those that pay a fixed or floating rate of interest, warrants, convertible securities, master limited partnerships, derivative instruments of any kind, including options, futures, currency forwards and swaps. Derivative instruments may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The fund may also engage in forward commitments and reverse repurchase agreements. In pursuing the fund’s investment objective and strategies, the fund may invest in U.S. and foreign securities without limit.

The fund may purchase fixed and floating rate income investments of any credit quality or maturity, including corporate bonds, bank debt and preferred securities. The fund may invest in non-investment-grade debt securities (those rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO)), unrated investments of comparable quality, commonly referred to as “high yield” or “junk” bonds. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality investments. This strategy may be utilized by the subadviser to generate income, to diversify the fund’s investments or for other investing purposes.

The fund may enter into derivative transactions and purchase or sell other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the fund may write call options on its portfolio securities or a market index that is representative of its portfolio with the expectation of generating additional income. The subadviser may seek to hedge the fund’s portfolio against a decline in the values of its portfolio securities or a decline in the market generally by purchasing put options. A put option gives the fund the right to sell, or “put,” a fixed number of shares of stock at a fixed price within a given time frame in exchange for the payment of a premium. The values of put options generally increase as stock prices decrease. The fund also may use derivative transactions with the purpose or effect of creating investment leverage.

The fund may invest in derivative instruments in any manner consistent with its investment strategies, including, for example, in the following situations: (i) the fund may invest in futures contracts, options on futures contracts, or swap transactions as a substitute for a cash investment in an equity security, (ii) the fund may invest in interest rate swaps, total return swaps, or futures contracts where the subadviser believes doing so is the most cost-efficient or liquid way to gain the desired investment exposure, (iii) the fund may invest in options contracts, forward currency contracts, futures contracts and interest rate swaps to adjust the fund’s investment or risk exposure, and (iv) the fund may invest in futures transactions, option contracts and swap contracts, such as total return swaps and credit default swaps, to gain investment exposure beyond that which could be achieved by making only cash investments.

The fund may invest in other investment companies, including ETFs, closed-end funds and open-end mutual funds, among others. Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the fund’s cash position. In addition, the fund may invest in ETFs and other investment companies as part of an event-driven opportunity if such an investment is otherwise consistent with the fund’s principal investment strategies. For example, the fund may take a position in a narrowly-based sector ETF as part of an investment thesis relating to how a regulatory event may affect companies operating in a particular sector or industry. The fund also may invest its assets (in the form of cash collateral from securities lending transactions) in one or more unaffiliated private funds that seek to comply with (but are not subject to) the credit quality and duration limits applicable to money market funds under applicable law.

The fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes, to preserve the fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the subadviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The fund may also hold a significant amount of cash or short-term investments immediately after the closing of a number of transactions in which it has invested; this could occur at any time, including at calendar quarter or year ends. During periods when the fund is so invested, its investment returns may be lower than if it were not so invested, and the fund may not achieve its investment objective.

In making investments for the fund, the subadviser is generally guided by the following considerations:

▪ before an initial position in an event-driven opportunity is established, a preliminary analysis is made of the expected event to determine the probability and timing of the event;

▪ in deciding whether or to what extent to invest, the subadviser evaluates, among other things, the credibility, strategic motivation and financial resources of the relevant participants, and the liquidity of the securities involved in the transaction; and

▪ the risk-reward characteristics of each event-driven opportunity are assessed on an ongoing basis. The fund may also loan portfolio securities to earn income.

The fund’s holdings may be adjusted at any time. The subadviser may sell securities at any time, including if the subadviser’s evaluation of the risk/ reward ratio is no longer favorable, in order to take advantage of what the subadviser considers to be a better investment opportunity, when the subadviser believes the investment no longer represents a relatively attractive investment opportunity, or when the subadviser perceives deterioration in the credit fundamentals of the issuer.